Rule 497(j)
                                                                   File Nos.
                                                                   333-03963;
                                                                   811-07626

                                           The Acacia Group
                                         National Headquarters
                                       51 Louisiana Avenue, N.W.
                                        Washington, D.C.  20001
                                            (202) 628-4506


            May 5, 1997


            VIA EDGAR Transmission

            Securities and Exchange Commission
            450 Fifth Street, N.W.
            Washington, DC 20549

            Re: Acacia National Variable Annuity Separate Account II (File Nos. 333-03963 and 811-07626)
                  Rule 497(j) Certification

            Dear Commissioners:

In lieu of filing with the Commission the definitive Prospectus and Statement of Additional Information dated May 1, 1997, for Acacia National Variable Annuity Separate Account II ( Separate Account II ), as otherwise required by Rule 497(c) under the Securities Act of 1933 (the 1933 Act ), Acacia National Life Insurance Company, on behalf of Separate Account II, hereby certifies that:

      (1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in post-effective amendment no. 1 to the Separate Account II s registration statement on Form N-4 under the 1933 Act ( amendment no. 1"), as filed with the Commission on May 1, 1997; and

      (2) the text of post-effective amendment no. 1 has been filed with the Commission electronically.

Sincerely,

/s/ Ellen Jane Abromson

Ellen Jane Abromson
2nd Vice President and
 Associate Counsel


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